Goodwill and other intangible assets - Intangible asset assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Surgical
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate (as a percent)	3.00%	3.00%
Discount rate (post-tax) (as a percent)	9.00%	9.00%
Vision Care
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate (as a percent)	3.00%	3.00%
Discount rate (post-tax) (as a percent)	8.75%	8.75%